Operating Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table discloses operating revenues by contract type for the three and six months ended June 30, 2026, and 2025:

	Three months ended June 30, 2025	Three months ended June 30, 2026	Six months ended June 30, 2025	Six months ended June 30, 2026
	(in thousands)
Time charters	$91,510	$91,748	$178,693	$173,171
Voyage charters	25,695	64,332	78,414	112,746
Operating revenues from Unigas Pool	12,430	11,856	23,934	22,637
Total operating revenues	$129,635	$167,936	$281,041	$308,554

Schedules of Cash Flows for Committed Time Charter Revenues	The estimated undiscounted cash flows for committed time charter revenues that are expected to be received on an annual basis for ongoing time charters, as of June 30, 2026, are as follows:

(in thousands of U.S. dollars)
Within 1 year	$182,546
In the second year	62,218
In the third year	45,734
In the fourth year	15,987
Thereafter	$18,862
$325,347